Summarized Consolidated Results of Operations (Detail) (Transocean Pacific Drilling Inc, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Transocean Pacific Drilling Inc
Operating revenues	$ 90,414	$ 304,092
Operating expenses	35,492	129,214
Operating income (loss)	54,922	174,878
Interest expense, net	(13,958)	(52,762)
Other expense	(99)	(138)
Income (loss) before income taxes	40,865	121,978
Income tax expense	4,166	13,715
Net income	$ 36,699	$ 108,263